Fair Value Measurements - Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Equity Investment Income (Loss)	$ 242		$ 1,967		$ 968
Trading Account Profits (Losses)	2,485		422		(4,990)
Mortgage Banking Income (Loss)	(2,109)	[1]	4,994	[1]	13,857	[1]
Other Income (Loss)	(167)		(307)		810
Total	451		7,076		10,645
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Equity Investment Income	(309)		50		(177)
Trading Account Profits (Losses)	1,311		24		(5,744)
Mortgage Banking Income (Loss)	(5,813)	[1]	(5,143)	[1]	4,587	[1]
Other Income (Loss)	(596)		(185)		2,811
Total	(5,407)		(5,254)		1,477
Corporate securities, trading loans and other [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	490	[2]	848	[2]	370
Total	490	[2]	848	[2]	370
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	(86)	[2]	289	[2]	89
Total	(86)	[2]	289	[2]	89
Equity Securities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	49		(81)		(396)
Total	49		(81)		(396)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	(60)		(50)		(328)
Total	(60)		(50)		(328)
Non-U.S. sovereign debt [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	87		(138)		136
Total	87		(138)		136
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	101		(144)		137
Trading Account Profits (Losses)			52		(38)
Total	101		(144)		137
Total			52		(38)
Mortgage trading loans and ABS [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	442		653		(262)
Total	442		653		(262)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	30		227		(332)
Total	30		227		(332)
Trading Account Assets [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	1,068		1,282		(152)
Total	1,068		1,282		(152)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	(15)		322		(434)
Total	(15)		322		(434)
Derivative assets [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	1,516		(1,257)		(2,526)
Mortgage Banking Income (Loss)	3,683	[1]	9,375	[1]	8,052	[1]
Total	5,199		8,118		5,526
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	1,430		(945)		(2,761)
Mortgage Banking Income (Loss)	1,351	[1]	676	[1]	348	[1]
Total	2,781		(269)		(2,413)
Non-Agency Residential MBS [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Mortgage Banking Income (Loss)			(16)	[1]	(20)	[1]
Other Income (Loss)	(158)		(630)		(1,139)
Total	(158)		(646)		(1,159)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Mortgage Banking Income (Loss)			(2)	[1]	(20)	[1]
Other Income (Loss)	(195)		(162)		(659)
Total	(195)		(164)		(679)
Non-Agency Commercial MBS [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Other Income (Loss)			(13)		(185)
Total			(13)		(185)
Non-U.S. Securities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Other Income (Loss)			(125)		(79)
Total			(125)		(79)
Corporate/Agency bonds [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Other Income (Loss)	(12)		(3)		(22)
Total	(12)		(3)		(22)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Other Income (Loss)	(14)
Total	(14)
Other taxable securities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	16		(295)
Other Income (Loss)	10		(1)		(75)
Total	26		(296)		(75)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)					(11)
Other Income (Loss)	13				(3)
Total	13				(14)
Tax-exempt securities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	(3)		23
Other Income (Loss)	24		(48)		2
Total	21		(25)		2
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)					(2)
Other Income (Loss)					(8)
Total					(10)
Available-for-sale debt securities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	13		(272)
Mortgage Banking Income (Loss)			(16)	[1]	(20)	[1]
Other Income (Loss)	(136)		(820)		(1,498)
Total	(123)		(1,108)		(1,518)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)					(13)
Mortgage Banking Income (Loss)					(20)	[1]
Other Income (Loss)	(196)				(670)
Total	(196)				(703)
Loans and leases [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)					(11)	[2]
Mortgage Banking Income (Loss)	(13)	[1],[2]
Other Income (Loss)	(42)	[2]	(89)	[2]	526	[2]
Total	(55)	[2]	(89)	[2]	515	[2]
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Other Income (Loss)	(260)	[2]	(142)	[2]	210	[2]
Total	(260)	[2]	(142)	[2]	210	[2]
Mortgage servicing rights [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Mortgage Banking Income (Loss)	(5,661)	[1]	(4,321)	[1]	5,286	[1]
Total	(5,661)		(4,321)		5,286
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Mortgage Banking Income (Loss)	(6,958)	[1]	(5,740)	[1]	4,100	[1]
Total	(6,958)		(5,740)		4,100
Loans held-for-sale [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)					(216)	[2]
Mortgage Banking Income (Loss)	(108)	[1],[2]	72	[1],[2]	306	[1],[2]
Other Income (Loss)	144	[2]	410	[2]	588	[2]
Total	36	[2]	482	[2]	678	[2]
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)			10	[2]	(195)	[2]
Mortgage Banking Income (Loss)	(153)	[1],[2]	(9)	[1],[2]	164	[1],[2]
Other Income (Loss)	5	[2]	258	[2]	695	[2]
Total	(148)	[2]	259	[2]	664	[2]
Other assets [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Equity Investment Income (Loss)	242		1,967		968
Mortgage Banking Income (Loss)	(51)	[1]	(21)	[1]	244	[1]
Other Income (Loss)	(51)				61
Total	140		1,946		1,273
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Equity Investment Income (Loss)	(309)		50		(177)
Mortgage Banking Income (Loss)	(53)	[1]	(22)	[1]	6	[1]
Other Income (Loss)	(51)				1,061
Total	(413)		28		890
Non-U.S. sovereign debt [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)			23
Total			23
Corporate securities and other [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)			(5)
Total			(5)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	3
Total	3
Trading Liabilities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	4		18		(38)
Total	4		18		(38)
Short-term Debt [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Mortgage Banking Income (Loss)	(30)	[1],[2]	(95)	[1],[2]	(11)	[1],[2]
Total	(30)	[2]	(95)	[2]	(11)	[2]
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Mortgage Banking Income (Loss)			(46)	[1],[2]	(11)	[1],[2]
Total			(46)	[2]	(11)	[2]
Accrued expenses and other liabilities [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	(10)	[2]	(26)	[2]	36	[2]
Mortgage Banking Income (Loss)	71	[1],[2]
Other Income (Loss)			172	[2]	1,360	[2]
Total	61	[2]	146	[2]	1,396	[2]
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Other Income (Loss)			(182)	[2]	1,740	[2]
Total			(182)	[2]	1,740	[2]
Long-term Debt [Member]
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Trading Account Profits (Losses)	(106)	[2]	677	[2]	(2,083)	[2]
Other Income (Loss)	(82)	[2]	20	[2]	(227)	[2]
Total	(188)		697	[2]	(2,310)	[2]
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Trading Account Profits (Losses)	(107)	[2]	585	[2]	(2,303)	[2]
Other Income (Loss)	(94)	[2]	43	[2]	(225)	[2]
Total	$ (201)	[2]	$ 628	[2]	$ (2,528)	[2]

[1]	Mortgage banking income does not reflect the impact of Level 1 and Level 2 hedges on MSRs.
[2]	Amounts represent items that are accounted for under the fair value option.